Stock Option Plans (Details Narrative) (10-K) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 26, 2015	Apr. 16, 2015	Feb. 07, 2014	May 15, 2006	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Aggregate number of shares issuable under this plan									851,963
Stock based compensation expense					$ 0	$ 347,468	$ 356,729	$ 962,578	$ 1,413,552	$ 5,917,351
Recognized stock based compensation expense related to options									$ 1,210,124	$ 0
Options, issued during period							5,945,469		6,456,890	27,756,821
Common stock per share			$ 0.07
Employees [Member]
Options, issued during period									6,456,890
Director [Member]
Options, issued during period									6,456,890
Consultants [Member]
Options, issued during period									6,456,890
Number of shares issued to consultant	25,556
Cashless exercise of a stock option, shares	41,851
Common stock per share	$ 0.155
Number of common stock withheld with aggregate exercise price	16,295
2006 Stock Incentive Plan [Member]
Aggregate number of shares issuable under this plan				16,521,704
Percentage granted to employees at a price per share				100.00%
Percentage of stock option granted to stockholders				10.00%
Percentage exercise price per share				110.00%
Percentage restricted stock to related parties price per share				100.00%
2006 Stock Incentive Plan [Member] | Minimum [Member]
Aggregate number of shares issuable under this plan				1,456,786
2006 Stock Incentive Plan [Member] | Maximum [Member]
Aggregate number of shares issuable under this plan				17,978,490
2014 Equity Compensation Plan [Member]
Aggregate number of shares issuable under this plan		15,000,000	30,420,148